Accounts Receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable

8.	ACCOUNTS RECEIVABLE

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Accounts receivable	13,621	17,973	2,570
Allowance for credit losses	(3,517)	(5,001)	(715)

	10,104	12,972	1,855

The movements in the allowance for credit losses were as follows:

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	2,554	3,176	3,517	503
Amounts charged to expenses	669	404	1,713	245
Amounts written off	(47)	(63)	(229)	(33)

Balance as of December 31	3,176	3,517	5,001	715